Oct. 01, 2020
FTVIP Class 4-57 | Franklin Mutual Shares VIP Fund
Investment Goal
Capital appreciation. Its secondary goal is income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38.50% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies. The Fund may invest a significant portion of its assets (up to 35%) in foreign securities, which may include sovereign debt and participations in foreign government debt. The Fund presently does not intend to invest more than 20% of its assets in foreign securities. Although the investment manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or regions. The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund generally invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies. Although the investment manager searches for investments across a large number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors. The Fund regularly attempts to hedge (protect) against currency risks, largely using currency-related derivatives, such as forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of other equity- and credit-related derivatives. Portfolio Selection The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's intrinsic value, including for equity securities, an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.
Principal Risks
You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund. Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect. Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. Merger Arbitrage Securities and Distressed Companies A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies. Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.
Annual Total Returns
Average Annual Total Returns For the periods ended December 31, 2019